Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2014
Accumulated Other Comprehensive Loss
Schedule of rollforward of Accumulated other comprehensive loss

	Predecessor
	Period beginning January 1, 2014 and ending May 13, 2014
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2013	$(4,877)	$693	$(4,184)
Other comprehensive income before reclassifications	2,740	886	3,626
Amounts reclassified from AOCI	428	—	428
Income tax effect	(1,118)	(313)	(1,431)

Net increase in other comprehensive income	2,050	573	2,623

Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)

	Predecessor				Predecessor
	Three Months Ended September 30, 2013				Nine Months Ended September 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	2,560	132	2,692	Other comprehensive income before reclassifications	8,945	249	9,194
Amounts reclassified from AOCI	294	—	294	Amounts reclassified from AOCI	889	—	889
Income tax effect	(1,007)	(47)	(1,054)	Income tax effect	(3,471)	(88)	(3,559)

Net increase in other comprehensive income	1,847	85	1,932	Net increase in other comprehensive income	6,363	161	6,524

Balance at September 30, 2013	$(6,568)	$601	$(5,967)	Balance at September 30, 2013	$(6,568)	$601	$(5,967)

Schedule of classification and amount of reclassifications from AOCI to Condensed, Consolidated Statements of Income

	Predecessor
		Condensed, Consolidated Statements of Operations Classification
	Three Months Ended September 30, 2013
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(12)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	Other expenses

	(294)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	Selling, general and administrative

	—

Total reclassifications	$(294)

	Predecessor
	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013	Condensed, Consolidated Statements of Operations Classification
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(12)	$(42)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(416)	(847)	Other expenses

	(428)	(889)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	Selling, general and administrative

	—	—

Total reclassifications	$(428)	$(889)